BLACKSTONE ALTERNATIVE INVESTMENT ADVISORS LLC

345 Park Avenue

New York, New York 10154

May 29, 2015

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds (File Nos. 333-185238 and 811-22743)

Ladies and Gentlemen:

Transmitted herewith by means of electronic submission on behalf of Blackstone Alternative Investment Funds (the “Trust”), a Massachusetts business trust, pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the Securities Act and Amendment No. 20 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 16/20”), including: (i) a Prospectus relating to Blackstone Alternative Multi-Manager Fund; (ii) a Prospectus a relating to Blackstone Alternative Multi-Strategy Fund; (iii) a Statement of Additional Information relating to the Trust; and (iv) other information and the signature page. Additional information regarding the Trust will be filed by amendment.

This Amendment No. 16/20 is being filed in connection with the Trust’s annual update. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 16/20 become effective on July 29, 2015.

Please direct any questions or comments related to this filing to the attention of Harsha Pulluru of Ropes & Gray LLP at (617) 951-7291 or harsha.pulluru@ropesgray.com.

Sincerely,

/s/ Ari C. Peña

Ari C. Peña

Enclosures

cc:	Harsha Pulluru, Esq.
James Hannigan